Note 3 - Revision of Previously Issued Financial Statements (Details) - Previously Issued Audited Consolidated Financial Statements (USD $) In Thousands, unless otherwise specified	12 Months Ended			24 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2011
Deferred income taxes	$ 2,353	$ (853)	$ 1,926	$ 25,142
Total assets	344,477	276,107		276,107
Accumulated deficit	(297,924)	(307,536)	(323,532)	(307,536)	(335,558)
Total shareholders’ equity	250,160	238,239	219,753	238,239
Accumulated deficit
Balance of Accumulated Deficit	(297,924)	(307,536)	(323,532)	(307,536)	(335,558)
Total shareholders’ equity
Balance of Shareholder's Equity	250,160	238,239	219,753	238,239
Scenario, Previously Reported [Member]
Deferred income taxes				23,945
Total assets		274,910		274,910
Accumulated deficit		(308,733)	(324,729)	(308,733)	(336,755)
Total shareholders’ equity		237,042	218,556	237,042
Accumulated deficit
Balance of Accumulated Deficit		(308,733)	(324,729)	(308,733)	(336,755)
Total shareholders’ equity
Balance of Shareholder's Equity		237,042	218,556	237,042
Restatement Adjustment [Member]
Deferred income taxes				1,197
Total assets		1,197		1,197
Accumulated deficit		1,197	1,197	1,197	1,197
Total shareholders’ equity	1,200	1,197	1,197	1,197
Accumulated deficit
Balance of Accumulated Deficit		1,197	1,197	1,197	1,197
Total shareholders’ equity
Balance of Shareholder's Equity	$ 1,200	$ 1,197	$ 1,197	$ 1,197